Segmented information (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of geographical areas [Table Text Block]
Year ended December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Revenue from external customers	$704,777	$657,776	$-	$-	$1,362,553
Cost of sales
Mine operating costs	392,863	302,865	-	-	695,728
Depreciation and amortization	118,770	174,110	-	-	292,880
Gross profit	193,144	180,801	-	-	373,945
Selling and administrative expenses	-	-	-	42,283	42,283
Exploration and evaluation	5,649	1,442	-	8,383	15,474
Other operating (income) and expenses	(56)	(6,612)	517	(6,289)	(12,440)
Asset impairment	11,320	-	-	-	11,320
Results from operating activities	$176,231	$185,971	$(517)	$(44,377)	$317,308
Finance income					(2,849)
Finance expenses					103,028
Other finance losses					18,401
Profit before tax					198,728
Tax expense					34,829

Profit for the year					$163,899

Year ended December 31, 2016
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Revenue from external customers	$512,671	$616,007	$-	$-	$1,128,678
Cost of sales
Mine operating costs	318,037	289,133	-	-	607,170
Depreciation and amortization	120,531	178,099	-	-	298,630
Gross profit	74,103	148,775	-	-	222,878
Selling and administrative expenses	-	-	-	37,774	37,774
Exploration and evaluation	1,228	1,262	-	2,252	4,742
Other operating expense (income)	5,490	7,790	618	(3,312)	10,586
Results from operating activities	$67,385	$139,723	$(618)	$(36,714)	$169,776
Finance income					(2,792)
Finance expenses					167,071
Other finance gains					(108)
Profit before tax					5,605
Tax expense					40,798
Loss for the year					$(35,193)

Disclosure of geographical areas, assets and liabilities [Table Text Block]
December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$743,019	$2,666,775 $	856,589	$382,346	$4,648,729
Total liabilities	525,515	806,217	110,945	1,061,797	2,504,474
Property, plant and equipment	619,476	2,420,561	836,759	4,098	3,880,894

December 31, 2016
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$769,561	$2,720,441 $	822,498	$144,056 $	4,456,556
Total liabilities	528,326	876,056	158,236	1,130,726	2,693,344
Property, plant and equipment	606,348	2,452,917	800,542	6,016	3,865,823

Disclosure of geographical areas, additions to property, plant and equipment [Table Text Block]
Year ended December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$97,936	$143,372	$18,507	- $	259,815

Year ended December 31, 2016
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$65,521	$125,489	$25,856	$19	$216,885

Disclosure of geographical areas, revenue by customer location [Table Text Block]
	2017	2016
Revenue by customer location [1]
Canada	$421,247	$372,439
United States	236,467	146,419
Switzerland	159,085	256,377
Germany	144,684	39,703
China	145,935	139,200
Peru	101,033	68,964
Philippines	120,199	70,933
Other	33,903	34,643
	$1,362,553	$1,128,678